Stock Compensation Plans - Changes in Company Restricted Stock Awards (Detail) - Restricted stock awards - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Outstanding, beginning balance	192	322	1,232
Shares, Vested	(43)	(130)	(910)
Shares, Outstanding, ending balance	149	192	322
Weighted-Average Grant-Date Fair Value, Outstanding, beginning balance	$ 1.39	$ 1.14	$ 0.42
Weighted-Average Grant-Date Fair Value, Vested	1.39	0.83	0.16
Weighted-Average Grant-Date Fair Value, Outstanding, ending balance	$ 1.39	$ 1.39	$ 1.14